INVESTMENTS (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 22, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 30, 2022	Feb. 22, 2021	Feb. 16, 2021
Investment (Textual)
Exercise price (in Dollars per share)			$ 0.05			$ 0.15	$ 0.15	$ 0.24
Right to acquire	1.00%
Investment, description					Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corp, together with its 99.9% ownership interest of Qpagos Corporations’ two Mexican entities: QPagos S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V, to Vivi.
Number of common stock issued		2,047,500	2,047,500
Investment in Vivi Holdings, Inc. (in Dollars)			$ 0	$ 1,019,960
Impairment charges (in Dollars)		$ 1,019,960	$ 1,019,960	$ 1,019,960
Investment in Vivi Holdings [Member]
Investment (Textual)
Investment, description					Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corporation, together with its 99.9% ownership interest of Qpagos Corporation’s two Mexican entities: Qpagos S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V, to Vivi.
Vivi Holdings, Inc. [Member]
Investment (Textual)
Number of common stock issued		2,250,000	2,250,000
Mr. Andrey Novikov [Member]
Investment (Textual)
Number of common stock issued		56,250	56,250
Joseph W [Member]
Investment (Textual)
Number of common stock issued		33,750	33,750
Mr. Gaston Pereira [Member]
Investment (Textual)
Number of common stock issued		112,500	112,500
Frictionless Technologies, Inc. [Member]
Investment (Textual)
Warrants term	5 years
Warrant purchase	30,000,000
Exercise price (in Dollars per share)	$ 0.15
Right to acquire	41.00%
Purchase price to acquire outstanding common stock for 1% acquired (in Dollars)	$ 300,000
Frictionless Technologies, Inc. [Member] | Stock Purchase Agreement [Member]
Investment (Textual)
Purchase of common shares	150
Gross proceed (in Dollars)	$ 500,000
Common shares outstanding percentage	10.00%
Right to acquire	1.00%